UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                         Oppenheimer Main Street Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Although the Fund produced slightly lower returns than its benchmark, the S&P 500 Index, during 2004, we nonetheless are satisfied with the Fund's performance. In our view, 2004 represented a year of transition in which investor sentiment gradually began to migrate from a focus on smaller stocks to larger ones. This shift comes in the wake of approximately six years in which small-caps produced consistently higher returns than larger ones.

      However, the transition in market leadership from small-cap to large-cap stocks has not been a particularly smooth or consistent one over the course of the past 12-month period. Our statistical models first began to detect a change in January and February of 2004, signaling to us that the degree of outperformance among small-cap stocks was moderating. In response, we adopted a more neutral investment posture with regard to the Fund's weighted average market capitalization compared to that of its benchmark.

      In March, our models began to suggest that large-cap stocks were poised to overtake their smaller counterparts from a performance standpoint, and we began to increase the Fund's weighted average market capitalization toward a range that was larger than the benchmark's. This positioning contributed positively to the Fund's relative performance during the late spring and summer, when larger stocks indeed provided higher returns than smaller stocks. Results at the time were especially strong among the largest companies in the S&P 500 Index, the "mega-cap" category of companies with market capitalizations greater than $46.3 billion.

      However, small-cap stocks regained market leadership in the fall, interrupting the market's transition. For the year as a whole, in fact, all capitalization ranges except the mega-cap category produced higher returns than broad measures of the stock market overall, with the mid-cap and small-cap categories posting higher returns than the micro-cap, large-cap and mega-cap categories. As a result, the Fund's focus on mega-cap stocks detracted from its relative performance late in the year, causing its returns to modestly lag that of its benchmark for 2004.

      In this changing market environment, the Fund achieved particularly strong results from its investments in the energy and materials sectors, where our stock selection strategies contributed positively to performance. Both sectors appeared to benefit from rising demand for commodities as global economic growth intensified and formerly third-world countries modernized their industrial infrastructures.

      On the other hand, the Fund's holdings in the information technology, health care and utilities sectors detracted from its overall returns. In the information technology area, smaller, more speculative stocks fared better than the larger companies on which the Fund focused. The health care area suffered from lagging performance among large pharmaceutical stocks, which were hurt by a major product recall and an apparent dearth of new products to replace those on which patents are expiring. Although utilities stocks generally fared well, the Fund's relatively light exposure to the group limited its participation in that sector's gains.

      As is to be expected during a time of market transition, the Fund's composition changed significantly over the course of the year. Most notably, we reduced the Fund's emphasis on consumer discretionary stocks from an emphasized position to a more neutral stance. Conversely, we increased the Fund's information technology holdings, ending the year with an emphasized position.

      As the Fund's weighted average market capitalization rose, so did the overall quality of its holdings. In fact, in 2004 the Fund reached its highest quality levels, as determined by its holdings' S&P quality ratings, since we began tracking this factor in 1999.

      More recently, we began preparing the Fund for seasonal influences that typically affect market performance at the start of a new year. Known as "the January effect," investors historically have tended to favor smaller stocks in the weeks after a new year begins. We modestly reduced the Fund's weighted average market capitalization in December to position it for a potential recurrence of the January effect in 2005.

      Over the longer term, we remain confident that the multi-year cycle of small-cap outperformance is nearing an end, and that mega-cap stocks are poised to assume the mantle of market leadership for the next phase of the cycle. As always, we remain committed to staying fully invested in a broadly diversified portfolio of stocks as determined by our quantitative investment discipline.


                       4 | OPPENHEIMER MAIN STREET FUND/VA

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2004. In the case of Non-Service shares, performance is measured from inception of the class on July 5, 1995. In the case of Service shares, performance is measured from inception of the class on July 13, 2000. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                       5 | OPPENHEIMER MAIN STREET FUND/VA

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R)/VA (Non-Service)
      S&P 500(R) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer
                           Main Street
                           Fund(R)/VA            S & P 500(R)
                          (Non-Service)            Index

   07/05/1995                 10,000               10,000
   09/30/1995                 10,850               10,794
   12/31/1995                 12,525               11,443
   03/31/1996                 13,383               12,058
   06/30/1996                 14,881               12,598
   09/30/1996                 15,506               12,988
   12/31/1996                 16,598               14,069
   03/31/1997                 16,756               14,447
   06/30/1997                 18,900               16,967
   09/30/1997                 21,410               18,238
   12/31/1997                 21,988               18,761
   03/31/1998                 24,742               21,376
   06/30/1998                 24,865               22,086
   09/30/1998                 19,301               19,894
   12/31/1998                 23,022               24,127
   03/31/1999                 23,913               25,328
   06/30/1999                 26,393               27,110
   09/30/1999                 25,073               25,422
   12/31/1999                 28,020               29,202
   03/31/2000                 28,879               29,870
   06/30/2000                 28,073               29,077
   09/30/2000                 28,362               28,795
   12/31/2000                 25,561               26,544
   03/31/2001                 23,012               23,399
   06/30/2001                 24,040               24,767
   09/30/2001                 21,295               21,133
   12/31/2001                 22,964               23,391
   03/31/2002                 23,394               23,456
   06/30/2002                 21,350               20,315
   09/30/2002                 17,856               16,808
   12/31/2002                 18,647               18,224
   03/31/2003                 18,030               17,650
   06/30/2003                 20,577               20,365
   09/30/2003                 21,168               20,904
   12/31/2003                 23,630               23,448
   03/31/2004                 24,102               23,845
   06/30/2004                 24,239               24,255
   09/30/2004                 23,767               23,801
   12/31/2004                 25,865               25,998

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/04
1-Year  9.46%   5-Year  -1.59%   Since Inception (7/5/95)  10.53%


SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R)/VA (Service)
      S&P 500(R) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer
                           Main Street
                           Fund(R)/VA            S & P 500(R)
                            (Service)              Index

   07/13/2000                 10,000               10,000
   09/30/2000                  9,813                9,903
   12/31/2000                  8,839                9,129
   03/31/2001                  7,952                8,047
   06/30/2001                  8,308                8,518
   09/30/2001                  7,353                7,268
   12/31/2001                  7,931                8,045
   03/31/2002                  8,075                8,067
   06/30/2002                  7,364                6,987
   09/30/2002                  6,151                5,780
   12/31/2002                  6,425                6,267
   03/31/2003                  6,197                6,070
   06/30/2003                  7,077                7,004
   09/30/2003                  7,277                7,189
   12/31/2003                  8,123                8,064
   03/31/2004                  8,280                8,201
   06/30/2004                  8,322                8,342
   09/30/2004                  8,155                8,186
   12/31/2004                  8,866                8,941

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/04
1-Year  9.15%   5-Year  NA   Since Inception (7/13/00)  -2.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT


                       6 | OPPENHEIMER MAIN STREET FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                                  BEGINNING    ENDING       EXPENSES
                                  ACCOUNT      ACCOUNT      PAID DURING
                                  VALUE        VALUE        6 MONTHS ENDED
                                  (7/1/04)     (12/31/04)   DECEMBER 31, 2004
------------------------------------------------------------------------------
Non-Service shares Actual         $ 1,000.00   $ 1,067.10   $ 3.49
------------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00     1,021.77     3.41
------------------------------------------------------------------------------
Service shares Actual               1,000.00     1,065.40     4.79
------------------------------------------------------------------------------
Service shares Hypothetical         1,000.00     1,020.51     4.68

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Non-Service shares        0.67%
-----------------------------------
Service shares            0.92


                       7 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
COMMON STOCKS--98.8%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.4%
--------------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
Aftermarket Technology Corp. 1                                  252   $         4,057
--------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                            9,900           221,463
--------------------------------------------------------------------------------------
Autoliv, Inc.                                                27,400         1,323,420
--------------------------------------------------------------------------------------
Dana Corp.                                                   65,200         1,129,916
--------------------------------------------------------------------------------------
Delphi Corp.                                                 16,100           145,222
--------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                                 53,600           785,776
--------------------------------------------------------------------------------------
Lear Corp.                                                    1,800           109,818
--------------------------------------------------------------------------------------
Visteon Corp.                                                26,800           261,836
                                                                      ----------------
                                                                            3,981,508

--------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co.                                              254,415         3,724,636
--------------------------------------------------------------------------------------
General Motors Corp.                                         42,900         1,718,574
--------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                        42,800         2,600,100
--------------------------------------------------------------------------------------
Thor Industries, Inc.                                         3,400           125,970
--------------------------------------------------------------------------------------
Winnebago Industries, Inc.                                    9,700           378,882
                                                                      ----------------
                                                                            8,548,162

--------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                             7,700           339,262
--------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Applebee's International, Inc.                               12,100           320,045
--------------------------------------------------------------------------------------
Aztar Corp. 1                                                 2,900           101,268
--------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                                45,900           924,426
--------------------------------------------------------------------------------------
CBRL Group, Inc.                                             19,900           832,815
--------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                    24,300           971,271
--------------------------------------------------------------------------------------
Choice Hotels International, Inc.                             3,300           191,400
--------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                      7,700           213,598
--------------------------------------------------------------------------------------
International Game Technology                                74,900         2,575,062
--------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                                 1,500            38,475
--------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                       5,400           199,098
--------------------------------------------------------------------------------------
Mandalay Resort Group                                        19,600         1,380,428
--------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                          48,300         3,041,934
--------------------------------------------------------------------------------------
McDonald's Corp.                                            159,350         5,108,761
--------------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                            7,700           560,098
--------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                             2,700           152,145
--------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                        7,000           223,020
--------------------------------------------------------------------------------------
Sonic Corp. 1                                                 2,800            85,400
--------------------------------------------------------------------------------------
Starbucks Corp. 1                                            26,300         1,640,068
--------------------------------------------------------------------------------------
Yum! Brands, Inc.                                            37,700         1,778,686
                                                                      ----------------
                                                                           20,337,998

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
American Greetings Corp., Cl. A                              21,700   $       550,095
--------------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                        2,100           307,041
--------------------------------------------------------------------------------------
Black & Decker Corp.                                         14,700         1,298,451
--------------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                        815            36,634
--------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                  10,100           404,202
--------------------------------------------------------------------------------------
Furniture Brands International, Inc.                          6,700           167,835
--------------------------------------------------------------------------------------
Harman International Industries, Inc.                         5,200           660,400
--------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A  1                         1,700            84,184
--------------------------------------------------------------------------------------
KB Home                                                      11,800         1,231,920
--------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                        23,400           665,262
--------------------------------------------------------------------------------------
Lennar Corp., Cl. B                                           9,160           478,244
--------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                        13,133         1,135,217
--------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                        8,200           924,140
--------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                      70,000         1,693,300
--------------------------------------------------------------------------------------
NVR, Inc. 1                                                     800           615,520
--------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                     13,600           782,544
--------------------------------------------------------------------------------------
Stanley Works (The)                                          11,800           578,082
--------------------------------------------------------------------------------------
Whirlpool Corp.                                               8,800           609,048
                                                                      ----------------
                                                                           12,222,119

--------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
Amazon.com, Inc. 1                                           24,400         1,080,676
--------------------------------------------------------------------------------------
eBay, Inc. 1                                                 71,000         8,255,880
--------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                        94,400         2,607,328
                                                                      ----------------
                                                                           11,943,884

--------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Action Performance Cos., Inc.                                31,100           341,789
--------------------------------------------------------------------------------------
Eastman Kodak Co.                                            17,500           564,375
--------------------------------------------------------------------------------------
Hasbro, Inc.                                                 33,800           655,044
--------------------------------------------------------------------------------------
Leapfrog Enterprises, Inc. 1                                  3,000            40,800
--------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                   18,200           372,736
--------------------------------------------------------------------------------------
Nautilus Group, Inc. (The)                                    7,400           178,858
--------------------------------------------------------------------------------------
Polaris Industries, Inc.                                      5,600           380,912
--------------------------------------------------------------------------------------
SCP Pool Corp.                                                5,600           178,640
                                                                      ----------------
                                                                            2,713,154

--------------------------------------------------------------------------------------
MEDIA--3.7%
Charter Communications, Inc., Cl. A 1                       169,900           380,576
--------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                           76,700         2,568,683
--------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                      388,115        12,916,467
--------------------------------------------------------------------------------------
EchoStar Communications Corp.,
Cl. A                                                        40,100         1,332,924
--------------------------------------------------------------------------------------
Fox Entertainment Group, Inc.,
A Shares 1                                                    2,800            87,528
--------------------------------------------------------------------------------------
Gannett Co., Inc.                                             7,300           596,410
--------------------------------------------------------------------------------------
Getty Images, Inc. 1                                          8,000           550,800


                       8 | OPPENHEIMER MAIN STREET FUND/VA

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
MEDIA Continued
Knight-Ridder, Inc.                                           9,700   $       649,318
--------------------------------------------------------------------------------------
Martha Stewart Living Omnimedia,
Inc., Cl. A 1                                                15,300           444,006
--------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                 39,000         3,570,060
--------------------------------------------------------------------------------------
NTL, Inc. 1                                                   4,000           291,840
--------------------------------------------------------------------------------------
Pixar, Inc. 1                                                 1,600           136,976
--------------------------------------------------------------------------------------
Time Warner, Inc. 1                                         794,900        15,452,856
--------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                         249,046         9,062,784
--------------------------------------------------------------------------------------
Walt Disney Co. (The)                                       409,700        11,389,660
--------------------------------------------------------------------------------------
Westwood One, Inc. 1                                         18,400           495,512
                                                                      ----------------
                                                                           59,926,400

--------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Dillard's, Inc., Cl. A                                       23,600           634,132
--------------------------------------------------------------------------------------
Federated Department Stores, Inc.                            43,800         2,531,202
--------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                          79,900         3,307,860
--------------------------------------------------------------------------------------
Kmart Holding Corp. 1                                         9,900           979,605
--------------------------------------------------------------------------------------
Kohl's Corp. 1                                                3,500           172,095
--------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.
(The), Cl. A                                                  1,500           107,310
--------------------------------------------------------------------------------------
Nordstrom, Inc.                                              26,800         1,252,364
--------------------------------------------------------------------------------------
Sears Roebuck & Co.                                          33,000         1,683,990
--------------------------------------------------------------------------------------
Target Corp.                                                 69,300         3,598,749
                                                                      ----------------
                                                                           14,267,307

--------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Abercrombie & Fitch Co., Cl. A                               33,700         1,582,215
--------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                          23,000           676,890
--------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                              29,300         1,380,030
--------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                     21,600           465,048
--------------------------------------------------------------------------------------
AutoNation, Inc. 1                                           16,200           311,202
--------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                       15,700           506,639
--------------------------------------------------------------------------------------
bebe stores, inc.                                             4,650           125,457
--------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                    36,700         1,461,761
--------------------------------------------------------------------------------------
Best Buy Co., Inc.                                           41,700         2,477,814
--------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                     56,956           501,782
--------------------------------------------------------------------------------------
Borders Group, Inc.                                          45,100         1,145,540
--------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                        6,000           222,180
--------------------------------------------------------------------------------------
Christopher & Banks Corp.                                     3,400            62,730
--------------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                           93,500         1,462,340
--------------------------------------------------------------------------------------
Claire's Stores, Inc.                                        42,400           901,000
--------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                         5,500           236,170
--------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                7,600           139,080
--------------------------------------------------------------------------------------
Gap, Inc. (The)                                             142,300         3,005,376
--------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                              11,200           146,608
--------------------------------------------------------------------------------------
Home Depot, Inc.                                            442,100        18,895,354

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Hot Topic, Inc. 1                                            13,100   $       225,189
--------------------------------------------------------------------------------------
Limited Brands, Inc.                                        107,400         2,472,348
--------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                            65,600         3,777,904
--------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                 5,300           169,388
--------------------------------------------------------------------------------------
Michaels Stores, Inc.                                        35,000         1,048,950
--------------------------------------------------------------------------------------
Office Depot, Inc. 1                                         77,900         1,352,344
--------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                        43,775           974,432
--------------------------------------------------------------------------------------
Petco Animal Supplies, Inc. 1                                 3,500           138,180
--------------------------------------------------------------------------------------
PETsMART, Inc.                                                9,500           337,535
--------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                          1,400            27,580
--------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                         4,200           111,300
--------------------------------------------------------------------------------------
Sherwin-Williams Co.                                         25,000         1,115,750
--------------------------------------------------------------------------------------
Staples, Inc.                                               126,500         4,264,315
--------------------------------------------------------------------------------------
Talbots, Inc. (The)                                          20,100           547,323
--------------------------------------------------------------------------------------
Tiffany & Co.                                                19,200           613,824
--------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                        129,500         3,254,335
--------------------------------------------------------------------------------------
Too, Inc. 1                                                  12,800           313,088
--------------------------------------------------------------------------------------
Toys R Us, Inc. 1                                            69,100         1,414,477
--------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                      7,800           346,320
--------------------------------------------------------------------------------------
Zale Corp. 1                                                 23,500           701,945
                                                                      ----------------
                                                                           58,911,743

--------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                                19,000         1,071,600
--------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1                                       2,000            93,980
--------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                    29,000         1,060,530
--------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                            19,000         1,723,110
--------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                      19,400         1,215,798
--------------------------------------------------------------------------------------
VF Corp.                                                     15,500           858,390
                                                                      ----------------
                                                                            6,023,408

--------------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------------
BEVERAGES--2.3%
Anheuser-Busch Cos., Inc.                                    49,600         2,516,208
--------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                     2,200           107,096
--------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                         360,800        15,020,104
--------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                             43,100         1,165,424
--------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                           3,500            74,340
--------------------------------------------------------------------------------------
PepsiCo, Inc.                                               352,150        18,382,230
                                                                      ----------------
                                                                           37,265,402

--------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
BJ's Wholesale Club, Inc. 1                                  20,500           597,165
--------------------------------------------------------------------------------------
Costco Wholesale Corp.                                       47,000         2,275,270
--------------------------------------------------------------------------------------
Kroger Co. (The) 1                                           41,700           731,418
--------------------------------------------------------------------------------------
Rite Aid Corp. 1                                             76,700           280,722


                       9 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Safeway, Inc. 1                                              33,400   $       659,316
--------------------------------------------------------------------------------------
SUPERVALU, Inc.                                              30,800         1,063,216
--------------------------------------------------------------------------------------
Sysco Corp.                                                 106,500         4,065,105
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                       435,000        22,976,700
--------------------------------------------------------------------------------------
Walgreen Co.                                                 91,300         3,503,181
--------------------------------------------------------------------------------------
Whole Foods Market, Inc.                                      4,000           381,400
                                                                      ----------------
                                                                           36,533,493

--------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-Midland Co.                                   40,300           899,093
--------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                          11,400           335,730
--------------------------------------------------------------------------------------
Corn Products International, Inc.                             6,800           364,208
--------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                             81,000         3,158,190
--------------------------------------------------------------------------------------
Kellogg Co.                                                   2,400           107,184
--------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 1                                   41,500         1,477,815
--------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                  3,300           101,244
--------------------------------------------------------------------------------------
Sara Lee Corp.                                              105,000         2,534,700
--------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                      1,400            41,426
--------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                     56,300         1,035,920
--------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                           5,200           359,788
                                                                      ----------------
                                                                           10,415,298

--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Clorox Co. (The)                                              7,000           412,510
--------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                   10,800           536,652
--------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                         55,000         3,619,550
--------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                            12,900           327,402
--------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                  419,700        23,117,076
--------------------------------------------------------------------------------------
Rayovac Corp. 1                                               7,200           220,032
                                                                      ----------------
                                                                           28,233,222

--------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Avon Products, Inc.                                          31,600         1,222,920
--------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                         51,300         2,348,001
--------------------------------------------------------------------------------------
Gillette Co.                                                 80,400         3,600,312
--------------------------------------------------------------------------------------
NBTY, Inc. 1                                                  2,200            52,822
                                                                      ----------------
                                                                            7,224,055

--------------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                          327,500        20,010,250
--------------------------------------------------------------------------------------
Reynolds American, Inc.                                       7,800           613,080
--------------------------------------------------------------------------------------
UST, Inc.                                                    10,900           524,399
                                                                      ----------------
                                                                           21,147,729

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
ENERGY--7.7%
--------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Atwood Oceanics, Inc. 1                                       3,000   $       156,300
--------------------------------------------------------------------------------------
BJ Services Co.                                              17,200           800,488
--------------------------------------------------------------------------------------
Cal Dive International, Inc. 1                               14,200           578,650
--------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                              35,700         1,429,785
--------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                        28,300           567,415
--------------------------------------------------------------------------------------
Halliburton Co.                                              33,700         1,322,388
--------------------------------------------------------------------------------------
Hydril Co. 1                                                  1,800            81,918
--------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                7,600           254,296
--------------------------------------------------------------------------------------
Oil States International, Inc. 1                             28,700           553,623
--------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                    6,300           397,092
--------------------------------------------------------------------------------------
Pride International, Inc. 1                                  11,700           240,318
--------------------------------------------------------------------------------------
Smith International, Inc. 1                                   6,900           375,429
--------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                       13,600           474,776
                                                                      ----------------
                                                                            7,232,478

--------------------------------------------------------------------------------------
OIL & GAS--7.2%
Amerada Hess Corp.                                           20,500         1,688,790
--------------------------------------------------------------------------------------
Apache Corp.                                                 43,500         2,199,795
--------------------------------------------------------------------------------------
Ashland, Inc.                                                 9,900           577,962
--------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                  1,900            84,075
--------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                              60,700         2,596,399
--------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                      47,500           783,750
--------------------------------------------------------------------------------------
ChevronTexaco Corp.                                         304,000        15,963,040
--------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                         10,439           395,638
--------------------------------------------------------------------------------------
ConocoPhillips                                               88,021         7,642,863
--------------------------------------------------------------------------------------
Devon Energy Corp.                                           48,300         1,879,836
--------------------------------------------------------------------------------------
El Paso Corp.                                                17,500           182,000
--------------------------------------------------------------------------------------
EOG Resources, Inc.                                          19,300         1,377,248
--------------------------------------------------------------------------------------
Exxon Mobil Corp.                                         1,106,516        56,720,010
--------------------------------------------------------------------------------------
Forest Oil Corp. 1                                            8,000           253,760
--------------------------------------------------------------------------------------
Frontier Oil Corp.                                          115,900         3,089,894
--------------------------------------------------------------------------------------
General Maritime Corp. 1                                     12,600           503,370
--------------------------------------------------------------------------------------
Houston Exploration Co. 1                                    12,500           703,875
--------------------------------------------------------------------------------------
Kerr-McGee Corp.                                             12,300           710,817
--------------------------------------------------------------------------------------
Murphy Oil Corp.                                              5,400           434,430
--------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                   14,500           856,225
--------------------------------------------------------------------------------------
Noble Energy, Inc.                                           13,900           857,074
--------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                   31,900         1,861,684
--------------------------------------------------------------------------------------
OMI Corp.                                                    28,700           483,595
--------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                  155,200         3,484,439
--------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                        6,900           258,750
--------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                 4,600           177,422
--------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                 8,600           301,860
--------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                         9,200           239,200


                      10 | OPPENHEIMER MAIN STREET FUND/VA

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
OIL & GAS Continued
Premcor, Inc.                                                 5,400   $       227,718
--------------------------------------------------------------------------------------
Southwestern Energy Co. 1                                     4,000           202,760
--------------------------------------------------------------------------------------
Sunoco, Inc.                                                 20,800         1,699,568
--------------------------------------------------------------------------------------
Talisman Energy, Inc.                                        91,000         2,456,996
--------------------------------------------------------------------------------------
Teekay Shipping Corp.                                        14,100           593,751
--------------------------------------------------------------------------------------
Tesoro Corp. 1                                               34,100         1,086,426
--------------------------------------------------------------------------------------
Unocal Corp.                                                 43,400         1,876,616
--------------------------------------------------------------------------------------
Valero Energy Corp.                                          27,200         1,234,880
--------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                       7,400           167,906
--------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                    34,800           566,892
                                                                      ----------------
                                                                          116,421,314

--------------------------------------------------------------------------------------
FINANCIALS--21.7%
--------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York Co., Inc. (The)                            101,400         3,388,788
--------------------------------------------------------------------------------------
Mellon Financial Corp.                                       29,800           927,078
--------------------------------------------------------------------------------------
Northern Trust Corp.                                         27,700         1,345,666
                                                                      ----------------
                                                                            5,661,532

--------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.9%
Associated Banc-Corp.                                         3,400           112,914
--------------------------------------------------------------------------------------
Astoria Financial Corp.                                      15,600           623,532
--------------------------------------------------------------------------------------
Bank of America Corp.                                       800,402        37,610,890
--------------------------------------------------------------------------------------
Banknorth Group, Inc.                                        34,400         1,259,040
--------------------------------------------------------------------------------------
BB&T Corp.                                                   36,300         1,526,415
--------------------------------------------------------------------------------------
Comerica, Inc.                                               44,900         2,739,798
--------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                      8,900           433,163
--------------------------------------------------------------------------------------
Fifth Third Bancorp                                          39,200         1,853,376
--------------------------------------------------------------------------------------
First Horizon National Corp.                                  4,900           211,239
--------------------------------------------------------------------------------------
Golden West Financial Corp.                                  15,500           952,010
--------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                        26,200           773,162
--------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                  16,500           408,870
--------------------------------------------------------------------------------------
Independence Community
Bank Corp.                                                   12,900           549,282
--------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                              10,900           375,505
--------------------------------------------------------------------------------------
KeyCorp                                                      66,300         2,247,570
--------------------------------------------------------------------------------------
M&T Bank Corp.                                               13,600         1,466,624
--------------------------------------------------------------------------------------
National City Corp.                                          52,900         1,986,395
--------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                              33,256           959,436
--------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                           39,000         2,240,160
--------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                    2,500            97,200
--------------------------------------------------------------------------------------
Regions Financial Corp.                                      21,605           768,922
--------------------------------------------------------------------------------------
Silicon Valley Bancshares 1                                   5,200           233,064
--------------------------------------------------------------------------------------
Sterling Financial Corp. (Western US)                         1,100            43,186
--------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                         42,300         3,125,124
--------------------------------------------------------------------------------------
U.S. Bancorp                                                464,270        14,540,936

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------

COMMERCIAL BANKS Continued
UnionBanCal Corp.                                            39,800   $     2,566,304
--------------------------------------------------------------------------------------
Wachovia Corp.                                              245,200        12,897,520
--------------------------------------------------------------------------------------
Washington Mutual, Inc.                                      41,100         1,737,708
--------------------------------------------------------------------------------------
Webster Financial Corp.                                       6,700           339,288
--------------------------------------------------------------------------------------
Wells Fargo & Co.                                           263,600        16,382,740
--------------------------------------------------------------------------------------
Zions Bancorp                                                10,500           714,315
                                                                      ----------------
                                                                          111,775,688

--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.5%
Affiliated Managers Group, Inc. 1                            11,850           802,719
--------------------------------------------------------------------------------------
American Capital Strategies Ltd.                             15,100           503,585
--------------------------------------------------------------------------------------
American Express Co.                                        132,100         7,446,477
--------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                34,900         3,570,619
--------------------------------------------------------------------------------------
Capital One Financial Corp.                                  27,200         2,290,512
--------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                               400            91,480
--------------------------------------------------------------------------------------
CIT Group, Inc.                                              34,000         1,557,880
--------------------------------------------------------------------------------------
Citigroup, Inc.                                             967,088        46,594,300
--------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                    72,500         1,083,875
--------------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                              5,500           167,200
--------------------------------------------------------------------------------------
Franklin Resources, Inc.                                      7,900           550,235
--------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                              20,400         2,122,416
--------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                        811,644        31,662,232
--------------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                                  2,500            27,375
--------------------------------------------------------------------------------------
Legg Mason, Inc.                                              4,150           304,029
--------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                               26,400         2,309,472
--------------------------------------------------------------------------------------
MBNA Corp.                                                  168,100         4,738,739
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                   150,200         8,977,454
--------------------------------------------------------------------------------------
Moody's Corp.                                                 5,900           512,415
--------------------------------------------------------------------------------------
Morgan Stanley                                              236,100        13,108,272
--------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                        68,500         2,804,390
--------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                      219,400         2,624,024
--------------------------------------------------------------------------------------
SEI Investments Co.                                           7,800           327,054
--------------------------------------------------------------------------------------
SLM Corp.                                                    16,700           891,613
--------------------------------------------------------------------------------------
State Street Corp.                                           20,800         1,021,696
--------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                    13,000           808,600
--------------------------------------------------------------------------------------
WFS Financial, Inc.                                             400            20,312
                                                                      ----------------
                                                                          136,918,975

--------------------------------------------------------------------------------------
INSURANCE--4.0%
ACE Ltd.                                                     28,000         1,197,000
--------------------------------------------------------------------------------------
AFLAC, Inc.                                                  87,200         3,474,048
--------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                   9,700           318,451
--------------------------------------------------------------------------------------
Allstate Corp.                                              106,600         5,513,352
--------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                   3,400           279,242
--------------------------------------------------------------------------------------
American Financial Group, Inc.                               11,800           369,458
--------------------------------------------------------------------------------------
American International Group, Inc.                          451,540        29,652,632


                      11 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
INSURANCE Continued
AmerUs Group Co.                                              3,700   $       167,610
--------------------------------------------------------------------------------------
Aon Corp.                                                    61,600         1,469,776
--------------------------------------------------------------------------------------
Chubb Corp.                                                  12,400           953,560
--------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                   17,070           755,518
--------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                            39,659         1,811,227
--------------------------------------------------------------------------------------
First American Corp. (The)                                   10,000           351,400
--------------------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                            48,600         3,368,466
--------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                         8,000           415,680
--------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                             7,900           426,047
--------------------------------------------------------------------------------------
Lincoln National Corp.                                       29,600         1,381,728
--------------------------------------------------------------------------------------
Loews Corp.                                                  24,300         1,708,290
--------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                  31,100         1,023,190
--------------------------------------------------------------------------------------
MBIA, Inc.                                                   15,700           993,496
--------------------------------------------------------------------------------------
MetLife, Inc.                                                33,600         1,361,136
--------------------------------------------------------------------------------------
Nationwide Financial Services,
Inc., Cl. A                                                  17,400           665,202
--------------------------------------------------------------------------------------
Old Republic International Corp.                             10,400           263,120
--------------------------------------------------------------------------------------
Progressive Corp.                                             7,300           619,332
--------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                           22,000         1,065,900
--------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                   6,500           338,520
--------------------------------------------------------------------------------------
Safeco Corp.                                                 21,300         1,112,712
--------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                          17,400           645,018
--------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                4,900           404,250
--------------------------------------------------------------------------------------
Torchmark Corp.                                              12,000           685,680
--------------------------------------------------------------------------------------
UICI                                                          2,600            88,140
--------------------------------------------------------------------------------------
Universal American Financial Corp. 1                          1,000            15,470
--------------------------------------------------------------------------------------
UnumProvident Corp.                                          64,600         1,158,924
                                                                      ----------------
                                                                           64,053,575

--------------------------------------------------------------------------------------
REAL ESTATE--0.0%
St. Joe Co. (The)                                             3,600           231,120
--------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.9%
Countrywide Financial Corp.                                  77,498         2,868,201
--------------------------------------------------------------------------------------
Fannie Mae                                                  195,000        13,885,950
--------------------------------------------------------------------------------------
Freddie Mac                                                 148,000        10,907,600
--------------------------------------------------------------------------------------
Fremont General Corp.                                        33,200           835,976
--------------------------------------------------------------------------------------
MGIC Investment Corp.                                        25,200         1,736,532
--------------------------------------------------------------------------------------
Radian Group, Inc.                                           22,700         1,208,548
                                                                      ----------------
                                                                           31,442,807

--------------------------------------------------------------------------------------
HEALTH CARE--12.4%
--------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1                                               145,500         9,333,825
--------------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                             45,800           957,678
--------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                            11,400           515,394


                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Millennium Pharmaceuticals, Inc. 1                           43,800   $       530,856
--------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. 1                                  2,600            84,214
--------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                   8,000           361,200
--------------------------------------------------------------------------------------
Wyeth                                                       148,800         6,337,392
                                                                      ----------------
                                                                           18,120,559

--------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Bausch & Lomb, Inc.                                           8,700           560,802
--------------------------------------------------------------------------------------
Baxter International, Inc.                                   19,000           656,260
--------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                      44,900         2,550,320
--------------------------------------------------------------------------------------
Biomet, Inc.                                                  4,700           203,933
--------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                    32,500         1,155,375
--------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                                 2,000           112,000
--------------------------------------------------------------------------------------
Hospira, Inc. 1                                              35,380         1,185,230
--------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                    1,200            65,508
--------------------------------------------------------------------------------------
Inamed Corp. 1                                                1,700           107,525
--------------------------------------------------------------------------------------
Medtronic, Inc.                                             194,100         9,640,947
--------------------------------------------------------------------------------------
PerkinElmer, Inc.                                            50,600         1,137,994
--------------------------------------------------------------------------------------
Respironics, Inc. 1                                           1,800            97,848
--------------------------------------------------------------------------------------
Stryker Corp.                                                65,900         3,179,675
--------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                      44,300         1,337,417
--------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                               12,900           557,796
--------------------------------------------------------------------------------------
VISX, Inc. 1                                                  9,800           253,526
--------------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                                  5,200           148,200
                                                                      ----------------
                                                                           22,950,356

--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Advisory Board Co. (The) 1                                    2,900           106,952
--------------------------------------------------------------------------------------
Aetna, Inc.                                                  26,700         3,330,825
--------------------------------------------------------------------------------------
Amedisys, Inc. 1                                              2,800            90,692
--------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                      20,200         1,185,336
--------------------------------------------------------------------------------------
Andrx Corp. 1                                                15,900           347,097
--------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                          29,300         1,155,299
--------------------------------------------------------------------------------------
Cerner Corp. 1                                                3,300           175,461
--------------------------------------------------------------------------------------
CIGNA Corp.                                                  37,600         3,067,032
--------------------------------------------------------------------------------------
Covance, Inc. 1                                              16,700           647,125
--------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                 19,950         1,058,946
--------------------------------------------------------------------------------------
DaVita, Inc. 1                                                1,700            67,201
--------------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                  4,900            77,665
--------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                       2,200           168,168
--------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                               1,000            16,720
--------------------------------------------------------------------------------------
HCA, Inc.                                                     8,200           327,672
--------------------------------------------------------------------------------------
Humana, Inc. 1                                               36,200         1,074,778
--------------------------------------------------------------------------------------
IMS Health, Inc.                                             10,800           250,668
--------------------------------------------------------------------------------------
Laboratory Corp. of America
Holdings 1                                                   14,700           732,354


                      12 | OPPENHEIMER MAIN STREET FUND/VA

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
LCA-Vision, Inc.                                             14,400   $       336,816
--------------------------------------------------------------------------------------
McKesson Corp.                                               19,200           604,032
--------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                               51,281         2,133,290
--------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                            28,000         1,582,560
--------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                              12,300           787,815
--------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                      18,900         1,805,895
--------------------------------------------------------------------------------------
Select Medical Corp.                                          8,200           144,320
--------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                8,600           473,946
--------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                 4,900           227,164
--------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                    120,624        10,618,531
--------------------------------------------------------------------------------------
WellChoice, Inc. 1                                           11,000           587,400
--------------------------------------------------------------------------------------
WellPoint, Inc. 1                                            43,900         5,048,500
                                                                      ----------------
                                                                           38,230,260

--------------------------------------------------------------------------------------
PHARMACEUTICALS--7.5%
Abbott Laboratories                                         191,500         8,933,475
--------------------------------------------------------------------------------------
Allergan, Inc.                                               17,400         1,410,618
--------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                 13,200           601,128
--------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                    389,100         9,968,742
--------------------------------------------------------------------------------------
Eli Lilly & Co.                                             161,700         9,176,475
--------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                        40,400           849,208
--------------------------------------------------------------------------------------
Eon Labs, Inc. 1                                             15,700           423,900
--------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                  68,100         3,054,966
--------------------------------------------------------------------------------------
Johnson & Johnson                                           497,506        31,551,831
--------------------------------------------------------------------------------------
Merck & Co., Inc.                                           483,600        15,542,904
--------------------------------------------------------------------------------------
Pfizer, Inc.                                              1,406,800        37,828,852
--------------------------------------------------------------------------------------
Schering-Plough Corp.                                        49,500         1,033,560
                                                                      ----------------
                                                                          120,375,659

--------------------------------------------------------------------------------------
INDUSTRIALS--10.2%
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Boeing Co.                                                   70,500         3,649,785
--------------------------------------------------------------------------------------
General Dynamics Corp.                                       16,600         1,736,360
--------------------------------------------------------------------------------------
Goodrich Corp.                                                7,800           254,592
--------------------------------------------------------------------------------------
Honeywell International, Inc.                                62,500         2,213,125
--------------------------------------------------------------------------------------
Lockheed Martin Corp.                                        25,500         1,416,525
--------------------------------------------------------------------------------------
Northrop Grumman Corp.                                       59,100         3,212,676
--------------------------------------------------------------------------------------
Precision Castparts Corp.                                     1,000            65,680
--------------------------------------------------------------------------------------
Raytheon Co.                                                 34,600         1,343,518
--------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                        2,200            86,768
--------------------------------------------------------------------------------------
United Defense Industries, Inc. 1                            10,800           510,300
--------------------------------------------------------------------------------------
United Technologies Corp.                                   130,800        13,518,180
                                                                      ----------------
                                                                           28,007,509

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
EGL, Inc. 1                                                  19,500   $       582,855
--------------------------------------------------------------------------------------
Expeditors International of
Washington, Inc.                                              6,900           385,572
--------------------------------------------------------------------------------------
FedEx Corp.                                                  22,600         2,225,874
--------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                           56,100         4,794,306
                                                                      ----------------
                                                                            7,988,607

--------------------------------------------------------------------------------------
AIRLINES--0.2%
Alaska Air Group, Inc. 1                                     11,000           368,390
--------------------------------------------------------------------------------------
AMR Corp. 1                                                  71,700           785,115
--------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                          35,800           484,732
--------------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                                      80,200           599,896
--------------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A 1                            21,500           234,995
                                                                      ----------------
                                                                            2,473,128

--------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc. 1                               15,600           644,592
--------------------------------------------------------------------------------------
Masco Corp.                                                  32,300         1,179,919
--------------------------------------------------------------------------------------
USG Corp. 1                                                  16,500           664,455
                                                                      ----------------
                                                                            2,488,966

--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Brink's Co. (The)                                             4,100           162,032
--------------------------------------------------------------------------------------
Cendant Corp.                                               168,200         3,932,516
--------------------------------------------------------------------------------------
Cintas Corp.                                                 15,200           666,672
--------------------------------------------------------------------------------------
Copart, Inc. 1                                               16,200           426,384
--------------------------------------------------------------------------------------
Corporate Executive Board Co.                                 4,200           281,148
--------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                      6,900           411,585
--------------------------------------------------------------------------------------
Equifax, Inc.                                                17,200           483,320
--------------------------------------------------------------------------------------
Gevity HR, Inc.                                               2,500            51,400
--------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                              7,400           351,870
--------------------------------------------------------------------------------------
Miller (Herman), Inc.                                         4,900           135,387
--------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                            8,500           393,380
--------------------------------------------------------------------------------------
Republic Services, Inc.                                      15,800           529,932
--------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                  2,400           130,344
--------------------------------------------------------------------------------------
Robert Half International, Inc.                              39,100         1,150,713
--------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                             8,000           145,280
--------------------------------------------------------------------------------------
Waste Management, Inc.                                       39,700         1,188,618
                                                                      ----------------
                                                                           10,440,581

--------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Shaw Group, Inc. (The) 1                                     13,200           235,620
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp.                              24,900           532,860
--------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                 9,400           638,166
--------------------------------------------------------------------------------------
Emerson Electric Co.                                         44,800         3,140,480
--------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                          1,500            78,450


                      13 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
Molex, Inc., Cl. A                                           20,750   $       552,988
--------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                    19,100           946,405
                                                                      ----------------
                                                                            5,889,349

--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.1%
3M Co.                                                      150,800        12,376,156
--------------------------------------------------------------------------------------
General Electric Co.                                      1,855,200        67,714,800
--------------------------------------------------------------------------------------
Textron, Inc.                                                 9,900           730,620
--------------------------------------------------------------------------------------
Tyco International Ltd.                                      23,000           822,020
                                                                      ----------------
                                                                           81,643,596

--------------------------------------------------------------------------------------
MACHINERY--1.2%
Briggs & Stratton Corp.                                       1,600            66,528
--------------------------------------------------------------------------------------
Caterpillar, Inc.                                            33,100         3,227,581
--------------------------------------------------------------------------------------
Cummins, Inc.                                                12,500         1,047,375
--------------------------------------------------------------------------------------
Danaher Corp.                                                14,100           809,481
--------------------------------------------------------------------------------------
Deere & Co.                                                  36,000         2,678,400
--------------------------------------------------------------------------------------
Dover Corp.                                                  13,400           561,996
--------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                    35,400         3,280,872
--------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                    25,800         2,071,740
--------------------------------------------------------------------------------------
Mueller Industries, Inc.                                      6,000           193,200
--------------------------------------------------------------------------------------
Navistar International Corp. 1                               18,200           800,436
--------------------------------------------------------------------------------------
Paccar, Inc.                                                 23,050         1,855,064
--------------------------------------------------------------------------------------
Pall Corp.                                                   16,900           489,255
--------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                        10,300           780,122
--------------------------------------------------------------------------------------
SPX Corp.                                                    33,500         1,342,010
--------------------------------------------------------------------------------------
Terex Corp. 1                                                 3,000           142,950
--------------------------------------------------------------------------------------
Toro Co. (The)                                                5,600           455,560
--------------------------------------------------------------------------------------
Wabash National Corp. 1                                       9,100           245,063
                                                                      ----------------
                                                                           20,047,633

--------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Burlington Northern Santa Fe Corp.                            8,800           416,328
--------------------------------------------------------------------------------------
CNF Transportation, Inc.                                     18,000           901,800
--------------------------------------------------------------------------------------
CSX Corp.                                                     5,900           236,472
--------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                              1,100            30,943
--------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                         19,600           879,060
--------------------------------------------------------------------------------------
Norfolk Southern Corp.                                        8,300           300,377
--------------------------------------------------------------------------------------
Ryder Systems, Inc.                                          17,000           812,090
--------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                             23,400           502,632
                                                                      ----------------
                                                                            4,079,702

--------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
W.W. Grainger, Inc.                                          13,000           866,060

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.9%
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc.                                                 24,000   $       459,360
--------------------------------------------------------------------------------------
Avaya, Inc. 1                                                98,300         1,690,760
--------------------------------------------------------------------------------------
Brocade Communications
Systems, Inc. 1                                              70,700           540,148
--------------------------------------------------------------------------------------
Ciena Corp. 1                                               147,100           491,314
--------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                     1,260,300        24,323,790
--------------------------------------------------------------------------------------
CommScope, Inc. 1                                             5,000            94,500
--------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                  60,000         1,467,000
--------------------------------------------------------------------------------------
Ditech Communications Corp. 1                                 3,300            49,335
--------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                     26,900           176,195
--------------------------------------------------------------------------------------
Harris Corp.                                                  6,100           376,919
--------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                    144,300         3,923,517
--------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                 649,300         2,441,368
--------------------------------------------------------------------------------------
Motorola, Inc.                                              258,700         4,449,640
--------------------------------------------------------------------------------------
Polycom, Inc. 1                                              12,200           284,504
--------------------------------------------------------------------------------------
QUALCOMM, Inc.                                              292,600        12,406,240
--------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                     38,000         1,254,380
--------------------------------------------------------------------------------------
Sonus Networks, Inc. 1                                       20,100           115,173
--------------------------------------------------------------------------------------
Tellabs, Inc. 1                                              32,400           278,316
                                                                      ----------------
                                                                           54,822,459

--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.8%
Apple Computer, Inc. 1                                       27,400         1,764,560
--------------------------------------------------------------------------------------
Avid Technology, Inc. 1                                       3,500           216,125
--------------------------------------------------------------------------------------
Dell, Inc. 1                                                523,200        22,047,648
--------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                               6,300           109,683
--------------------------------------------------------------------------------------
Hewlett-Packard Co.                                         741,000        15,538,770
--------------------------------------------------------------------------------------
International Business
Machines Corp.                                              295,500        29,130,390
--------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                         32,600         2,771,000
--------------------------------------------------------------------------------------
Maxtor Corp. 1                                               71,600           379,480
--------------------------------------------------------------------------------------
NCR Corp. 1                                                  17,800         1,232,294
--------------------------------------------------------------------------------------
Storage Technology Corp. 1                                   30,600           967,266
--------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                    656,900         3,534,122
--------------------------------------------------------------------------------------
Western Digital Corp. 1                                      33,500           363,140
                                                                      ----------------
                                                                           78,054,478

--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Agilent Technologies, Inc. 1                                100,000         2,410,000
--------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                      31,500         1,157,310
--------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                     1,600            38,880
--------------------------------------------------------------------------------------
CDW Corp.                                                     9,200           610,420
--------------------------------------------------------------------------------------
Cognex Corp.                                                  5,400           150,660
--------------------------------------------------------------------------------------
Diebold, Inc.                                                   900            50,157
--------------------------------------------------------------------------------------
Dionex Corp. 1                                                1,100            62,337


                      14 | OPPENHEIMER MAIN STREET FUND/VA

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Electro Scientific Industries, Inc. 1                           800   $        15,808
--------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                  37,600           782,080
--------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                        39,500         1,010,410
--------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                            3,000           102,480
--------------------------------------------------------------------------------------
Molex, Inc.                                                  23,600           708,000
--------------------------------------------------------------------------------------
MTS Systems Corp.                                             1,100            37,191
--------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                         104,700           886,809
--------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                     5,500            95,150
--------------------------------------------------------------------------------------
Tech Data Corp. 1                                            19,700           894,380
--------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                     6,800           224,672
--------------------------------------------------------------------------------------
UNOVA, Inc. 1                                                 3,400            85,986
                                                                      ----------------
                                                                            9,322,730

--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
DoubleClick, Inc. 1                                          25,200           196,056
--------------------------------------------------------------------------------------'
EarthLink, Inc. 1                                            50,500           581,760
--------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                            13,600           646,680
--------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                            22,000           511,500
--------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                  4,500           271,125
--------------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                     10,700           165,422
--------------------------------------------------------------------------------------
United Online, Inc. 1                                        40,100           462,353
--------------------------------------------------------------------------------------
ValueClick, Inc. 1                                           21,400           285,262
--------------------------------------------------------------------------------------
VeriSign, Inc. 1                                             16,300           546,376
--------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                  3,700            87,986
--------------------------------------------------------------------------------------
Websense, Inc. 1                                             11,300           573,136
--------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                              141,800         5,343,024
                                                                      ----------------
                                                                            9,670,680

--------------------------------------------------------------------------------------
IT SERVICES--0.9%
Acxiom Corp.                                                 24,600           646,980
--------------------------------------------------------------------------------------
Affiliated Computer Services,
Inc., Cl. A 1                                                30,600         1,841,814
--------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                              88,300         3,916,105
--------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                     1,500            24,675
--------------------------------------------------------------------------------------
CheckFree Corp. 1                                            34,200         1,302,336
--------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                    40,500         2,282,985
--------------------------------------------------------------------------------------
Convergys Corp. 1                                            26,700           400,233
--------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                             1,300            24,310
--------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                79,000         1,824,900
--------------------------------------------------------------------------------------
First Data Corp.                                             50,200         2,135,508
--------------------------------------------------------------------------------------
Sabre Holdings Corp.                                         41,200           912,992
                                                                      ----------------
                                                                           15,312,838

--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
Advanced Micro Devices, Inc. 1                               82,900         1,825,458
--------------------------------------------------------------------------------------
Agere Systems, Inc., Cl. A 1                                160,300           219,611
--------------------------------------------------------------------------------------
Altera Corp. 1                                               62,200         1,287,540

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Analog Devices, Inc.                                         88,800   $     3,278,496
--------------------------------------------------------------------------------------
Applied Materials, Inc. 1                                   255,100         4,362,210
--------------------------------------------------------------------------------------
Applied Micro Circuits Corp. 1                               80,800           340,168
--------------------------------------------------------------------------------------
Atmel Corp. 1                                               286,900         1,124,648
--------------------------------------------------------------------------------------
Broadcom Corp., Cl. A  1                                      7,500           242,100
--------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                               13,700           548,685
--------------------------------------------------------------------------------------
Cree, Inc. 1                                                 35,300         1,414,824
--------------------------------------------------------------------------------------
Cymer, Inc. 1                                                 4,900           144,746
--------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A  1                      35,800           637,956
--------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B  1                      28,343           520,377
--------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc. 1                            1,100            23,012
--------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                         25,600           295,936
--------------------------------------------------------------------------------------
Intel Corp.                                               1,132,100        26,479,819
--------------------------------------------------------------------------------------
International Rectifier Corp. 1                                 500            22,285
--------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                        54,700           915,678
--------------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                           19,800           922,284
--------------------------------------------------------------------------------------
Lam Research Corp. 1                                         34,700         1,003,177
--------------------------------------------------------------------------------------
Linear Technology Corp.                                      83,800         3,248,088
--------------------------------------------------------------------------------------
LSI Logic Corp. 1                                            83,400           457,032
--------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                              37,100         1,572,669
--------------------------------------------------------------------------------------
Micrel, Inc. 1                                               15,100           166,402
--------------------------------------------------------------------------------------
Microchip Technology, Inc.                                   34,100           909,106
--------------------------------------------------------------------------------------
Micron Technology, Inc. 1                                   150,700         1,861,145
--------------------------------------------------------------------------------------
National Semiconductor Corp. 1                               95,600         1,716,020
--------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                            3,200            36,000
--------------------------------------------------------------------------------------
Rambus, Inc. 1                                               19,100           439,300
--------------------------------------------------------------------------------------
Semtech Corp. 1                                              18,600           406,782
--------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                        15,100           248,546
--------------------------------------------------------------------------------------
Teradyne, Inc. 1                                             12,800           218,496
--------------------------------------------------------------------------------------
Texas Instruments, Inc.                                     165,900         4,084,458
--------------------------------------------------------------------------------------
Xilinx, Inc.                                                 15,400           456,610
                                                                      ----------------
                                                                           61,429,664

--------------------------------------------------------------------------------------
SOFTWARE--4.8%
Activision, Inc. 1                                           29,000           585,220
--------------------------------------------------------------------------------------
Adobe Systems, Inc.                                          19,800         1,242,252
--------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                22,200           582,750
--------------------------------------------------------------------------------------
Autodesk, Inc.                                               40,400         1,533,180
--------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                          51,500           456,290
--------------------------------------------------------------------------------------
BMC Software, Inc. 1                                         48,200           896,520
--------------------------------------------------------------------------------------
Computer Associates
International, Inc.                                          38,900         1,208,234
--------------------------------------------------------------------------------------
Compuware Corp. 1                                             6,500            42,055
--------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                      32,600         2,010,768
--------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                4,300           251,292
--------------------------------------------------------------------------------------
Fair Isaac Corp.                                             12,900           473,172


                      15 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
SOFTWARE Continued
FileNet Corp. 1                                               8,700   $       224,112
--------------------------------------------------------------------------------------
Macrovision Corp. 1                                           7,600           195,472
--------------------------------------------------------------------------------------
McAfee, Inc. 1                                               39,300         1,136,949
--------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                        1,300           101,478
--------------------------------------------------------------------------------------
Microsoft Corp.                                           1,803,700        48,176,827
--------------------------------------------------------------------------------------
Oracle Corp. 1                                              858,100        11,773,132
--------------------------------------------------------------------------------------
Quest Software, Inc. 1                                        2,400            38,280
--------------------------------------------------------------------------------------
RSA Security, Inc. 1                                         27,000           541,620
--------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                       61,700           647,850
--------------------------------------------------------------------------------------
Sybase, Inc. 1                                               57,600         1,149,120
--------------------------------------------------------------------------------------
Synopsys, Inc. 1                                             30,900           606,258
--------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                        14,700           511,413
--------------------------------------------------------------------------------------
THQ, Inc. 1                                                  22,500           516,150
--------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                       75,800         1,011,172
--------------------------------------------------------------------------------------
Veritas Software Corp. 1                                     36,800         1,050,640
                                                                      ----------------
                                                                           76,962,206

--------------------------------------------------------------------------------------
MATERIALS--2.6%
--------------------------------------------------------------------------------------
CHEMICALS--1.1%
Cabot Corp.                                                   5,400           208,872
--------------------------------------------------------------------------------------
Dow Chemical Co.                                             38,200         1,891,282
--------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                107,300         5,263,065
--------------------------------------------------------------------------------------
Eastman Chemical Co.                                         14,500           837,085
--------------------------------------------------------------------------------------
Engelhard Corp.                                              13,400           410,978
--------------------------------------------------------------------------------------
FMC Corp. 1                                                   7,300           352,590
--------------------------------------------------------------------------------------
Georgia Gulf Corp.                                           17,600           876,480
--------------------------------------------------------------------------------------
Lyondell Chemical Co.                                        30,300           876,276
--------------------------------------------------------------------------------------
Monsanto Co.                                                 77,500         4,305,125
--------------------------------------------------------------------------------------
OM Group, Inc. 1                                             12,700           411,734
--------------------------------------------------------------------------------------
PPG Industries, Inc.                                         12,000           817,920
--------------------------------------------------------------------------------------
Praxair, Inc.                                                 9,100           401,765
--------------------------------------------------------------------------------------
Rohm & Haas Co.                                              18,300           809,409
--------------------------------------------------------------------------------------
Scotts Co. (The), Cl. A 1                                     3,800           279,376
--------------------------------------------------------------------------------------
W.R. Grace & Co. 1                                           25,000           340,250
                                                                      ----------------
                                                                           18,082,207

--------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc., Cl. B                                  7,543           635,875
--------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                 1,900           113,107
--------------------------------------------------------------------------------------
Texas Industries, Inc.                                        3,400           212,092
--------------------------------------------------------------------------------------
Vulcan Materials Co.                                          8,000           436,880
                                                                      ----------------
                                                                            1,397,954

--------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Ball Corp.                                                    3,800           167,124
--------------------------------------------------------------------------------------
Bemis Co., Inc.                                               2,300            66,907

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Crown Holdings, Inc. 1                                       25,100   $       344,874
--------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                       37,000           838,050
--------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                                14,300           267,124
                                                                      ----------------
                                                                            1,684,079

--------------------------------------------------------------------------------------
METALS & MINING--0.8%
AK Steel Holding Corp. 1                                     31,300           452,911
--------------------------------------------------------------------------------------
Alcoa, Inc.                                                 140,800         4,423,936
--------------------------------------------------------------------------------------
Carpenter Technology Corp.                                    3,900           227,994
--------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                        5,500           571,230
--------------------------------------------------------------------------------------
Inco Ltd. 1                                                   5,600           205,968
--------------------------------------------------------------------------------------
Massey Energy Co.                                            24,800           866,760
--------------------------------------------------------------------------------------
Nucor Corp.                                                  17,600           921,184
--------------------------------------------------------------------------------------
Phelps Dodge Corp.                                           26,400         2,611,488
--------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                              4,700           159,471
--------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                    5,800           273,818
--------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                          6,600           250,008
--------------------------------------------------------------------------------------
United States Steel Corp.                                    33,000         1,691,250
--------------------------------------------------------------------------------------
Worthington Industries, Inc.                                 14,800           289,784
                                                                      ----------------
                                                                           12,945,802

--------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Georgia-Pacific Corp.                                        76,600         2,870,968
--------------------------------------------------------------------------------------
International Paper Co.                                      13,900           583,800
--------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                      52,500         1,403,850
--------------------------------------------------------------------------------------
MeadWestvaco Corp.                                           53,100         1,799,559
--------------------------------------------------------------------------------------
Neenah Paper, Inc. 1                                          2,036            66,374
--------------------------------------------------------------------------------------
Potlatch Corp.                                               10,500           531,090
--------------------------------------------------------------------------------------
Weyerhaeuser Co.                                              1,400            94,108
                                                                      ----------------
                                                                            7,349,749

--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
--------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
Alltel Corp.                                                 20,100        1,181,076
-------------------------------------------------------------------------------------
BellSouth Corp.                                             326,400        9,070,656
-------------------------------------------------------------------------------------
CenturyTel, Inc.                                             31,000        1,099,570
-------------------------------------------------------------------------------------
Citizens Communications Co.                                 115,400        1,591,366
-------------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1                                        25,200          111,888
-------------------------------------------------------------------------------------
SBC Communications, Inc.                                    775,500       19,984,635
-------------------------------------------------------------------------------------
Sprint Corp.                                                 44,700        1,110,795
-------------------------------------------------------------------------------------
Verizon Communications, Inc.                                500,456       20,273,473
                                                                      ---------------
                                                                          54,423,459

-------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Alamosa Holdings, Inc. 1                                     23,700          295,539
-------------------------------------------------------------------------------------
AT&T Corp.                                                   46,400          884,384


                      16 | OPPENHEIMER MAIN STREET FUND/VA

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Nextel Communications, Inc., Cl. A 1                        185,700   $     5,571,000
--------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                3,500           269,325
                                                                      ----------------
                                                                            7,020,248

--------------------------------------------------------------------------------------
UTILITIES--0.4%
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
American Electric Power Co., Inc.                            59,300         2,036,362
--------------------------------------------------------------------------------------
Calpine Corp. 1                                              69,033           271,990
--------------------------------------------------------------------------------------
CMS Energy Corp. 1                                           29,900           312,455
--------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                200             8,742
--------------------------------------------------------------------------------------
Edison International, Inc.                                   27,000           864,810
--------------------------------------------------------------------------------------
Exelon Corp.                                                 18,448           813,003
--------------------------------------------------------------------------------------
FPL Group, Inc.                                              10,500           784,875
--------------------------------------------------------------------------------------
PG&E Corp. 1                                                 23,500           782,080
--------------------------------------------------------------------------------------
Progress Energy, Inc. 1,2                                    32,000             4,320
--------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                        3,800           128,098
                                                                      ----------------
                                                                            6,006,735

--------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc.                                                   6,500           184,728
                                                                      ----------------
Total Common Stocks
(Cost $1,371,019,607)                                                   1,592,279,234

--------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------------
Wachovia Corp., Dividend
Equalization Preferred Shares 1,2
(Cost $0)                                                     6,000                 6

                                                              UNITS
--------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts.,
Exp. 1/2/10 1                                                31,900             6,061
--------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                               4,837             7,642
                                                                      ----------------
Total Rights, Warrants and
Certificates (Cost $0)                                                         13,703

                                                          PRINCIPAL
                                                             AMOUNT
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
--------------------------------------------------------------------------------------
Undivided interest of 1.24% in joint
repurchase agreement (Principal Amount/
Value $1,443,703,000, with a maturity value
of $1,443,962,867) with UBS Warburg LLC,
2.16%, dated 12/31/04, to be repurchased
at $17,894,220 on 1/3/05, collateralized
by Federal National Mortgage Assn.,
5%--6%, 4/1/34--10/1/34, with
a value of $1,474,609,071
(Cost $17,891,000)                                     $ 17,891,000        17,891,000

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
--------------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from Securities
Loaned) (Cost $1,388,910,607)                                         $ 1,610,183,943

--------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--5.2%
--------------------------------------------------------------------------------------
ASSET-BACKED FLOATING SECURITY--0.1%
Money Market Trust, Series A-2,
2.478% Nts., 1/18/05 3                                    1,000,000         1,000,000
--------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.1%
Allstate Life Insurance Co.,
2.47%, 1/3/05 3                                           1,000,000         1,000,000
--------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.2%
Bear Stearns, 2.493%, 1/3/05 3                            3,500,000         3,500,000
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--4.7%
Undivided interest of 2.75% in joint repurchase
agreement (Principal Amount/Value $2,800,000,000,
with a maturity value of $2,800,550,669) with Nomura
Securities, 2.36%, dated 12/31/04, to be repurchased
at $76,906,710 on 1/3/05, collateralized by U.S.
Government Mortgage Agencies, 2.58%-7.50%,
1/15/08-10/15/44, with a value
of $2,908,566,289 3                                      76,891,588        76,891,588
--------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.1%
Natexis Banque, NY, 2.193%
Deposit Nts., 1/3/05 3                                    1,999,200         1,999,200
                                                                      ----------------
Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $84,390,788)                                                         84,390,788

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,473,301,395)                                         105.1%    1,694,574,731
--------------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                                (5.1)      (82,781,880)
                                                       -------------------------------
NET ASSETS                                                    100.0%  $ 1,611,792,851
                                                       ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $4,326, which represents less than 0.05% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      17 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $82,656,230)
(cost $1,473,301,395)--see accompanying statement of investments                  $ 1,694,574,731
--------------------------------------------------------------------------------------------------
Cash                                                                                      277,531
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       20,004,857
Interest and dividends                                                                  2,057,773
Shares of beneficial interest sold                                                      1,273,039
Other                                                                                      14,112
                                                                                  ----------------
Total assets                                                                        1,718,202,043

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                             84,390,788
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                  20,683,436
Shares of beneficial interest redeemed                                                    985,903
Distribution and service plan fees                                                        236,965
Shareholder communications                                                                 45,245
Trustees' compensation                                                                     21,290
Transfer and shareholder servicing agent fees                                               1,748
Other                                                                                      43,817
                                                                                  ----------------
Total liabilities                                                                     106,409,192

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $ 1,611,792,851
                                                                                  ================

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                        $        77,460
--------------------------------------------------------------------------------------------------
Additional paid-in capital                                                          1,596,214,582
--------------------------------------------------------------------------------------------------
Accumulated net investment income                                                      20,719,203
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions       (226,491,822)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                         221,273,428
                                                                                  ----------------
NET ASSETS                                                                        $ 1,611,792,851
                                                                                  ================

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,238,947,749 and 59,452,782 shares of beneficial interest
outstanding)                                                                      $         20.84
--------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $372,845,102 and 18,007,790 shares of beneficial interest
outstanding)                                                                      $         20.70

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $14,482)                   $  30,469,815
----------------------------------------------------------------------------------------
Interest                                                                        345,218
----------------------------------------------------------------------------------------
Portfolio lending fees                                                          146,383
                                                                          --------------
Total investment income                                                      30,961,416

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               9,708,725
----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                              655,239
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                               10,185
Service shares                                                                   10,053
----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                               61,504
Service shares                                                                   13,518
----------------------------------------------------------------------------------------
Trustees' compensation                                                           29,093
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      25,878
----------------------------------------------------------------------------------------
Other                                                                            96,421
                                                                          --------------
Total expenses                                                               10,610,616
Less reduction to custodian expenses                                             (6,829)
                                                                          --------------
Net expenses                                                                 10,603,787

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        20,357,629

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                 110,334,595
Foreign currency transactions                                                   448,102
Net increase from payment by affiliate                                          416,623
                                                                          --------------
Net realized gain                                                           111,199,320
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   4,876,244
Translation of assets and liabilities denominated in foreign currencies        (258,242)
                                                                          --------------
Net change in unrealized appreciation                                         4,618,002

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 136,174,951
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                2004              2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                       $    20,357,629   $    11,837,805
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        111,199,320       (28,749,982)
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              4,618,002       288,279,862
                                                                            ----------------------------------
Net increase in net assets resulting from operations                            136,174,951       271,367,685

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                              (10,373,133)       (9,176,729)
Service shares                                                                   (1,403,577)         (594,874)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                              (73,484,963)       88,259,594
Service shares                                                                  179,202,879        89,152,120

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                  230,116,157       439,007,796
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                           1,381,676,694       942,668,898
                                                                            ----------------------------------
End of period (including accumulated net investment income of $20,719,203
and $11,726,476, respectively)                                              $ 1,611,792,851   $ 1,381,676,694
                                                                            ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER MAIN STREET FUND/VA

FINIANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,              2004             2003          2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     19.20     $      15.32     $   18.99     $     21.26     $     24.63
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .27 1            .18           .16             .13             .10
Net realized and unrealized gain (loss)                  1.53             3.86         (3.70)          (2.29)          (2.14)
                                                  ----------------------------------------------------------------------------
Total from investment operations                         1.80             4.04         (3.54)          (2.16)          (2.04)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.16)            (.16)         (.13)           (.11)           (.09)
Distributions from net realized gain                       --               --            --              --           (1.24)
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                             (.16)            (.16)         (.13)           (.11)          (1.33)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     20.84     $      19.20     $   15.32     $     18.99     $     21.26
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       9.46%           26.72%       (18.80)%        (10.16)%         (8.78)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,238,948     $  1,214,960     $ 890,740     $ 1,074,945     $ 1,009,823
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,216,081     $  1,003,396     $ 999,275     $ 1,028,913     $   809,662
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.39%            1.10%         0.94%           0.73%           0.69%
Total expenses                                           0.67% 4          0.70% 4       0.69% 4         0.73% 4         0.73%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    82%             85%            98%             69%            63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER MAIN STREET FUND/VA

FINIANCIAL HIGHLIGHTS  continued
--------------------------------------------------------------------------------

SERVICE SHARES  YEAR ENDED DECEMBER 31,                2004          2003         2002         2001         2001 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   19.10     $   15.26     $  18.95     $  21.24     $  24.04
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .25 2         .14          .13          .14          .02
Net realized and unrealized gain (loss)                1.49          3.85        (3.70)       (2.32)       (2.82)
                                                  ----------------------------------------------------------------
Total investment operations                            1.74          3.99        (3.57)       (2.18)       (2.80)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.14)         (.15)        (.12)        (.11)          --
Distributions from net realized gain                     --            --           --           --           --
                                                  ----------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (.14)         (.15)        (.12)        (.11)          --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   20.70     $   19.10     $  15.26     $  18.95     $  21.24
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     9.15%        26.44%      (18.99)%     (10.27)%     (11.61)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 372,845     $ 166,717     $ 51,929     $ 21,545     $  1,698
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 262,660     $  98,210     $ 34,604     $ 10,306     $    543
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  1.30%         0.83%        0.87%        0.66%        0.50%
Total expenses                                         0.92% 5       0.96% 5      0.84% 5      0.88% 5      0.88%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  82%           85%          98%          69%          63%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                      23 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $ 20,674,279              $ --          $ 210,806,406        $ 205,708,485

1. As of December 31, 2004, the Fund had $208,785,635 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows:

              EXPIRING
              ------------------------
              2009       $  55,468,376
              2010         126,747,906
              2011          26,569,353
                         -------------
              Total      $ 208,785,635
                         =============

2. As of December 31, 2004, the Fund had $2,020,771 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

3. During the fiscal year ended December 31, 2004, the Fund utilized $114,232,007 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

    INCREASE TO          INCREASE TO
    ACCUMULATED      ACCUMULATED NET
    NET INVESTMENT     REALIZED LOSS
    INCOME            ON INVESTMENTS
    --------------------------------
    $ 411,808              $ 411,808


                      24 | OPPENHEIMER MAIN STREET FUND/VA

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                      YEAR ENDED          YEAR ENDED
                               DECEMBER 31, 2004   DECEMBER 31, 2003
    ----------------------------------------------------------------
    Distributions paid from:
    Ordinary income                 $ 11,776,710         $ 9,771,603

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities   $ 1,488,866,338
                                          ================

         Gross unrealized appreciation    $   229,577,710
         Gross unrealized depreciation        (23,869,225)
                                          ----------------
         Net unrealized appreciation      $   205,708,485
                                          ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      25 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             YEAR ENDED DECEMBER 31, 2004   YEAR ENDED DECEMBER 31, 2003
                                                   SHARES          AMOUNT         SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                           11,955,294   $ 233,322,256     19,380,163   $ 327,567,787
Dividends and/or distributions reinvested         536,356      10,373,133        639,048       9,176,729
Redeemed                                      (16,312,427)   (317,180,352)   (14,871,791)   (248,484,922)
                                             ------------------------------------------------------------
Net increase (decrease)                        (3,820,777)  $ (73,484,963)     5,147,420   $  88,259,594
                                             ============================================================

---------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                           10,163,617   $ 196,313,963      5,793,833   $  97,063,016
Dividends and/or distributions reinvested          72,875       1,403,577         41,628         594,874
Redeemed                                         (955,303)    (18,514,661)      (511,472)     (8,505,770)
                                             ------------------------------------------------------------
Net increase                                    9,281,189   $ 179,202,879      5,323,989   $  89,152,120
                                             ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2004, were $1,305,020,608 and $1,185,897,130, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $20,156 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                      26 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $416,623, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $82,656,230. Cash of $84,390,788 was received as collateral for the loans, all of which was invested in approved instruments.


                      27 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      28 | OPPENHEIMER MAIN STREET FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Fund/VA as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


                      29 | OPPENHEIMER MAIN STREET FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.1634 and $0.1365 per share were paid to Non-Service and Service shareholders, respectively, on March 15, 2004, all of which was designated as ordinary income for federal income tax purposes.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2004 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      30 | OPPENHEIMER MAIN STREET FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE   NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT TRUSTEES           THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                               EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                               REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board          (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since
of Trustees (since 2003)       1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private
and Trustee (since 1999)       companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
Age: 67                        Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                               Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident
                               (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for
                               Christ and the Bradley Foundation. Formerly a director of the following: Storage Technology
                               Corporation (a publicly-held computer equipment company) (1991-February 2003), and International
                               Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999);
                               a U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1993)           funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards
Age: 73                        Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                               Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                               Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until
                               March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust
                               Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial Asset
Trustee (since 1999)           Management Corporation; President, Treasurer and a director (June 1989-April 1999) of Centennial
Age: 68                        Capital Corporation; Chief Executive Officer and a director of MultiSource Services, Inc. (March
                               1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000). Formerly
Trustee (since 1999)           Director (March 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Age: 66                        company); a partner (July 1974-June 1999) with PricewaterhouseCoopers LLP (an accounting firm);
                               and Chairman (July 1994-June 1998) of Price Waterhouse LLP Global Investment Management Industry
                               Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation); a
Trustee (since 1990)           director (since 1997) of Putnam Lovell Finance (finance company); a director (since June 2002) of
Age: 63                        UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R.
                               Pharmaceuticals (a privately held company); Chairman and a director (until October 1996) and
                               President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                               Executive Officer and a director (until October 1995) of Oppenheimer Acquisition Corp.,
                               Shareholders Services Inc. and Shareholder Financial Services, Inc. Oversees 38 portfolios in the
                               OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until
Trustee (since 1996)           October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 64                        Manager. Oversees 38 portfolios in the OppenheimerFunds complex.


                      31 | OPPENHEIMER MAIN STREET FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,           Trustee of Monterey International Studies (an educational organization) (since February 2000); a
Trustee (since 2002)           director of The California Endowment (a philanthropic organization) (since April 2002) and of
Age: 58                        Community Hospital of Monterey Peninsula (educational organization) (since February 2002); a director of America Funds Emerging Markets Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University
                               of Michigan. Formerly, Trustee of MassMutual Institutional Funds (open-end investment company)
                               (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services
                               (April 1987-May 2004) (investment companies); member of the investment committee (2000-2003) of
                               Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President
                               (February 1991-April 2000) of ARCO Investment Management Company. Oversees 37 portfolios in the
                               OppenheimerFunds complex.

ROBERT J. MALONE,              Chairman, Chief Executive Officer and Director of Steele Street State Bank (a commercial banking
Trustee (since 2002)           entity) (since August 2003); director of Colorado UpLIFT (a non-profit organization) (since
Age: 60                        1986); trustee (since 2000) of the Gallagher Family Foundation (non-profit organization).
                               Formerly, Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado
                               National Bank,) (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT)
                               (1993-2000), Jones Knowledge, Inc. (a privately held company) (2001-July 2004) and U.S.
                               Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 37 portfolios in the
                               OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund (since
Trustee (since 2000)           1987) (both open-end investment companies) and the Springfield Library and Museum Association
Age: 62                        (since 1995) (museums) and the Community Music School of Springfield (music school) (since 1996);
                               Trustee (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee
                               (since 1994) for the Worcester Polytech Institute (private university); and President and
                               Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund).
                               Formerly, member of the investment committee of the Community Foundation of Western Massachusetts
                               (1998 - 2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                               (commercial bank); and Executive Vice President (January 1999-July 1999) of Peoples Heritage
                               Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                    11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                               RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee          2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
(since 2001)                   and a director (since July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding
Age: 55                        company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                               Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July
                               2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                               Asset Management, Inc.; Executive Vice President (since February 1997) of Massachusetts Mutual
                               Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB
                               Acquisition Corporation (a holding company that owns the shares of Babson Capital Management
                               LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from
                               October 3, 2003 through September 30, 2006). Formerly, Chief Operating Officer (September 2000-
                               June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML Series
                               Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director
                               (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief Executive Officer
                               and director (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                               (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.


                      32 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MONOYIOS, REINGANUM,
                               AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008,
                               FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER
                               SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,          Senior Vice President of the Manager since October 2003; a Certified Financial Analyst. Formerly
Vice President and             Vice President of the Manager (April 1998-September 2003). An officer of 6 portfolios in the
Portfolio Manager              OppenheimerFunds complex.
(since 1999)
Age: 55

DR. MARC REINGANUM,            Vice President of the Manager since September 2002; a Director of Quantitative Research and
Vice President and             Portfolio Strategist for Equities; an officer of 3 portfolios in the OppenheimerFunds complex.
Portfolio Manager              Formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist
(since 2003)                   University since 1995. At Southern Methodist University he also served as the Director of the
Age: 51                        Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School
                               of Business and member of the Board of Trustee Investment Committee.

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of HarbourView
Treasurer (since 1999)         Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Age: 45                        Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since
                               March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional Asset
                               Management, Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                               non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May 2000)
                               of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since
                               March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                               Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                               2000-June 2003); Principal and Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                               Company-Mutual Fund Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since February 2002) of the
Vice President and             Manager; General Counsel and a director (since November 2001) of the Distributor; General Counsel
Secretary (since 2001)         (since November 2001) of Centennial Asset Management Corporation; Senior Vice President and
Age: 56                        General Counsel (since November 2001) of HarbourView Asset Management Corporation; Secretary and
                               General Counsel (since November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a
                               director (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                               Vice President and a director (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a
                               director (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice President,
                               General Counsel and a director (since November 2001) of Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company; Vice President
                               (since November 2001) of OppenheimerFunds Legacy Program; Senior Vice President and General
                               Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a director (since June
                               2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May 1985-December
                               2003), Acting General Counsel (November 2001-February 2002) and Associate General Counsel (May
                               1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                               1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice
Vice President and             President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Chief Compliance Officer       Corporation and Shareholder Services, Inc. Formerly (until February 2004) Vice President and
(since 2004)                   Director of Internal Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the
Age: 54                        OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                      33 | OPPENHEIMER MAIN STREET FUND/VA

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $17,000 in fiscal 2004 and $15,500 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

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      (b)   There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)